United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2014 (unaudited)
Shares		Value
	COMMON STOCKS—96.6%
	Consumer Discretionary—6.1%
352,707	Delphi Automotive PLC	$24,541,353
51,115	Home Depot, Inc.	4,779,252
83,700	Johnson Controls, Inc.	4,085,397
278,915	Kohl's Corp.	16,397,413
86,465	Lowe's Cos., Inc.	4,540,277
335,906	Macy's, Inc.	20,923,585
73,900	Marriott International, Inc., Class A	5,128,660
49,860	Viacom, Inc., Class B	4,046,139
110,180	Whirlpool Corp.	16,859,744
	TOTAL	101,301,820
	Consumer Staples—5.6%
505,901	Archer-Daniels-Midland Co.	25,224,224
261,400	CVS Caremark Corp.	20,768,230
121,810	Kellogg Co.	7,913,996
117,245	Molson Coors Brewing Co., Class B	8,670,268
326,351	Philip Morris International, Inc.	27,929,118
54,100	Wal-Mart Stores, Inc.	4,084,550
	TOTAL	94,590,386
	Energy—15.5%
478,045	BP PLC, ADR	22,869,673
479,195	Baker Hughes, Inc.	33,131,542
408,515	ENI SpA, ADR	20,368,558
535,950	Enterplus Corp.	12,283,974
360,011	Exxon Mobil Corp.	35,806,694
107,200	Marathon Petroleum Corp.	9,756,272
82,430	Occidental Petroleum Corp.	8,550,464
502,304	Patterson-UTI Energy, Inc.	17,349,580
155,040	Royal Dutch Shell PLC, Class A, ADR	12,553,589
1,078,600	Suncor Energy, Inc.	44,319,674
246,941	Total S.A., ADR	16,288,228
1,843,712	Trinidad Drilling Ltd.	16,956,792
154,303	Valero Energy Corp.	8,353,965
	TOTAL	258,589,005
	Financials—25.2%
289,803	Ace Ltd.	30,814,753
639,900	Allstate Corp.	39,347,451
208,511	American Financial Group, Inc.	12,504,405
764,705	American International Group, Inc.	42,869,362
79,300	Assurant, Inc.	5,293,275
265,538	Bank of America Corp.	4,272,506
105,475	Bank of New York Mellon Corp.	4,132,511
408,570	Capital One Financial Corp.	33,527,254
490,835	Comerica, Inc.	24,708,634
134,170	Discover Financial Services	8,368,183
1,028,120	Hartford Financial Services Group, Inc.	38,091,846
429,558	JPMorgan Chase & Co.	25,537,223
2,058,905	KeyCorp	28,021,697

Shares		Value
	COMMON STOCKS—continued
	Financials—continued
860,915	Lincoln National Corp.	$47,384,762
246,830	PNC Financial Services Group	20,918,842
274,940	Primerica, Inc.	13,837,730
231,755	Unum Group	8,405,754
630,579	Wells Fargo & Co.	32,436,984
	TOTAL	420,473,172
	Health Care—13.0%
382,440	Abbott Laboratories	16,154,266
310,169	AbbVie, Inc.	17,146,142
259,712	Aetna, Inc.	21,330,147
177,577	Cardinal Health, Inc.	13,087,425
131,035	Humana, Inc.	16,869,446
457,220	Medtronic, Inc.	29,193,497
496,823	Merck & Co., Inc.	29,864,030
189,275	Omnicare, Inc.	12,070,067
839,680	Pfizer, Inc.	24,678,195
191,997	St. Jude Medical, Inc.	12,593,083
471,314	Teva Pharmaceutical Industries Ltd., ADR	24,753,411
	TOTAL	217,739,709
	Industrials—8.7%
133,990	AAR Corp.	3,711,523
503,780	Alaska Air Group, Inc.	23,345,165
120,807	Boeing Co.	15,318,328
38,775	Caterpillar, Inc.	4,229,189
268,355	Deluxe Corp.	15,980,540
529,040	Fluor Corp.	39,090,766
131,055	Hillenbrand, Inc.	4,382,479
151,910	L-3 Communications Holdings, Inc.	16,702,505
56,039	Lockheed Martin Corp.	9,750,786
52,374	Manpower, Inc.	4,063,175
43,260	Raytheon Co.	4,167,668
91,570	Timken Co.	4,147,205
	TOTAL	144,889,329
	Information Technology—13.5%
491,410	Apple, Inc.	50,369,525
276,865	Avnet, Inc.	12,323,261
121,325	CA, Inc.	3,426,218
70,955	Computer Sciences Corp.	4,242,400
1,756,055	Corning, Inc.	36,631,307
49,430	DST Systems, Inc.	4,587,598
137,880	EMC Corp.	4,071,596
798,295	Hewlett-Packard Co.	30,335,210
781,632	Marvell Technology Group Ltd.	10,872,501
295,546	Microsoft Corp.	13,426,655
54,520	Qualcomm, Inc.	4,148,972
167,393	Sandisk Corp.	16,397,818
123,385	Seagate Technology, Inc.	7,721,433
300,180	Symantec Corp.	7,288,371
557,075	Vishay Intertechnology, Inc.	8,913,200
52,235	Western Digital Corp.	5,380,727

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
361,950		Xerox Corp.	$4,998,530
		TOTAL	225,135,322
		Materials—3.3%
314,170		Avery Dennison Corp.	15,121,002
128,050		Celanese Corp.	8,008,247
87,885		Freeport-McMoRan, Inc.	3,196,377
251,330		LyondellBasell Industries NV	28,739,586
		TOTAL	55,065,212
		Telecommunication Services—1.9%
120,245		AT&T, Inc.	4,203,765
301,250		CenturyLink, Inc.	12,348,237
606,070		Consolidated Communications Holdings, Inc.	14,775,987
		TOTAL	31,327,989
		Utilities—3.8%
229,445		Duke Energy Corp.	16,976,636
220,740		Entergy Corp.	17,087,483
383,700		Exelon Corp.	12,823,254
153,715		NRG Yield, Inc.	8,360,559
216,845		Public Service Enterprises Group, Inc.	8,107,835
		TOTAL	63,355,767
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,336,788,876)	1,612,467,711
		PREFERRED STOCK—1.2%
		Health Care—1.2%
233,637	[1]	Barclays Bank PLC, PERCS, 3.000% (IDENTIFIED COST $15,539,197)	20,473,610
		INVESTMENT COMPANY—6.0%
100,187,375	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	100,187,375
		TOTAL INVESTMENTS—103.8% (IDENTIFIED COST $1,452,515,448)[4]	1,733,128,696
		OTHER ASSETS AND LIABILITIES - NET—(3.8)%[5]	(64,005,285)
		TOTAL NET ASSETS—100%	$1,669,123,411
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At August 31, 2014, the cost of investments for federal tax purposes was $1,452,515,448. The net unrealized appreciation of investments for federal tax purposes was $280,613,248. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $285,512,741 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,899,493.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,339,384,186	$—	$—	$1,339,384,186
International	273,083,525	—	—	273,083,525
Preferred Stock
Domestic	—	20,473,610	—	20,473,610
Investment Company	100,187,375	—	—	100,187,375
TOTAL SECURITIES	$1,712,655,086	$20,473,610	$—	$1,733,128,696
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
PERCS	—Preferred Equity Redemption Cumulative Stock

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014